Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Schedule of gross reinsurance premiums written by intermediaries

Gross written premium by intermediary	2017	2016	2015
AON Corporation and subsidiaries	22%	22%	24%
Guy Carpenter & Company and subsidiaries	18%	18%	18%
WT Butler and Co. Ltd.	10%	8%	7%
Willis Group and subsidiaries	9%	8%	9%
Total	59%	56%	58%

Schedule of net written premiums by geographic region

	2017	2016	2015
	(Millions)
United States	$563.1	$463.0	$397.5
Europe	262.3	258.9	241.9
Canada, the Caribbean, Bermuda and Latin America	111.4	88.3	101.2
Asia and Other	153.4	127.9	107.0
Total	$1,090.2	$938.1	$847.6

Schedule of future annual minimum rental payments required under non cancellable leases for office space

Future
Payments
(Millions)
2018	$10.1
2019	9.0
2020	4.9
2021	3.7
2022 and after	8.3
Total	$36.0